UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          01/29/04
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $127,125,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      389     9400 SH       SOLE                              		9400
ALCAN ALUMINUM LTD             COM              013716105     2484    52900 SH       SOLE                             	       52900
ALCOA INC COM                  COM              013817101     2900    76304 SH       SOLE                                      76304
ANADARKO PETROLEUM CORP        COM              032511107     1741    34137 SH       SOLE                                      34137
BEAR STEARNS COMPANIES INC     COM              073902108     2351    29404 SH       SOLE                                      29404
BECTON DICKINSON & CO          COM              075887109     3723    90500 SH       SOLE                                      90500
BIOGEN IDEC INC                COM              09062X103      423    11500 SH       SOLE                                      11500
CABOT CORP                     COM              127055101      344    10800 SH       SOLE                                      10800
CAPITAL ONE FINCL CORP         COM              14040H105      944    15400 SH       SOLE                                      15400
CENTEX CORP                    COM              152312104     2775    25775 SH       SOLE                                      25775
CHARTER ONE FINANCIAL INC      COM              160903100     3588   103848 SH       SOLE                                     103848
CHEVRONTEXACO CORPORATION      COM              166764100     3685    42651 SH       SOLE                                      42651
CITIGROUP INC                  COM              172967101     4902   100988 SH       SOLE                                     100988
DEERE & CO                     COM              244199105     4462    68600 SH       SOLE                                      68600
DOW CHEMICAL                   COM              260543103     3172    76300 SH       SOLE                                      76300
DR HORTON INC                  COM              23331A109     1640    37907 SH       SOLE                                      37907
ENCANA CORP                    COM              292505104     2521    63932 SH       SOLE                                      63932
FANNIE MAE                     COM              313586109      796    10600 SH       SOLE                                      10600
FEDERATED DEPARTMENT STORES    COM              31410H101     1225    26000 SH       SOLE                                      26000
FEDERATED INVESTORS INC        COM              314211103      386    13135 SH       SOLE                                      13135
FLEETBOSTON FIN CORP           COM              339030108      437    10000 SH       SOLE                                      10000
FRANKLIN RESOURCES INC         COM              354613101     2478    47600 SH       SOLE                                      47600
FREDDIE MAC                    COM              313400301      962    16500 SH       SOLE                                      16500
GENERAL DYNAMICS               COM              369550108      783     8664 SH       SOLE                                       8664
GUIDANT CORP                   COM              401698105      813    13500 SH       SOLE                                      13500
H&R BLOCK INC                  COM              093671105     4828    87200 SH       SOLE                                      87200
HARTFORD FINANCIAL             COM              416515104      614    10400 SH       SOLE                                      10400
HCA INC                        COM              404119109     4189    97500 SH       SOLE                                      97500
HEALTH NET INC                 COM              42222G108     3103    94900 SH       SOLE                                      94900
HOME DEPOT INC                 COM              437076102      568    16000 SH       SOLE                                      16000
IBM CORPORATION                COM              459200101     1973    21291 SH       SOLE                                      21291
IDT CORP                       COM              448947309     1864    80600 SH       SOLE                                      80600
INTERNATIONAL PAPER CO         COM              460146103      491    11400 SH       SOLE                                      11400
J.P. MORGAN CHASE & CO         COM              46625H100     3982   108400 SH       SOLE                                     108400
KIMBERLY-CLARK CORP            COM              494368103     1897    32100 SH       SOLE                                      32100
LABORATORY CORP OF AMERICA HLD COM              50540R409      207     5600 SH       SOLE                                       5600
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     1390    18000 SH       SOLE                                      18000
LIMITED BRANDS                 COM              532716107     2463   136600 SH       SOLE                                     136600
LINCOLN NATIONAL CORP          COM              534187109      981    24300 SH       SOLE                                      24300
MARSH & MCLENNAN COS INC       COM              571748102     3683    76900 SH       SOLE                                      76900
MBNA CORP                      COM              55262L100     1824    73400 SH       SOLE                                      73400
MELLON FINANCIAL CORP          COM              58551A108     2604    81100 SH       SOLE                                      81100
MONSANTO CO                    COM              61166W101     3779   131300 SH       SOLE                                     131300
MORGAN STANLEY                 COM              617446448     1325    22900 SH       SOLE                                      22900
NACCO INDUSTRIES INC CL A      COM              629579103      251     2800 SH       SOLE                                       2800
NAVISTAR INTL CORP             COM              63934E108     2971    62036 SH       SOLE                                      62036
NORTHROP GRUMMAN CORP          COM              666807102     3222    33700 SH       SOLE                                      33700
OLIN CORP                      COM              680665205     1446    72100 SH       SOLE                                      72100
PMI GROUP INC (THE)            COM              69344M101     3198    85900 SH       SOLE                                      85900
RYDER SYSTEM INC               COM              783549108      396    11600 SH       SOLE                                      11600
ST PAUL COS                    COM              792860108     2498    63000 SH       SOLE                                      63000
STORAGE TECH CORP              COM              862111200     2585   100400 SH       SOLE                                     100400
TOYS R US INC                  COM              892335100     1591   125900 SH       SOLE                                     125900
TRANSOCEAN INC                 COM              G90078109     1990    82900 SH       SOLE                                      82900
TYCO INTERNATIONAL LTD         COM              902124106     3842   144971 SH       SOLE                                     144971
U.S. BANCORP                   COM              902973304     2836    95232 SH       SOLE                                      95232
UNITED TECHNOLOGIES            COM              913017109      493     5200 SH       SOLE                                       5200
UNITEDHEALTH GROUP INC         COM              91324P102     2752    47300 SH       SOLE                                      47300
WELLS FARGO & CO               COM              949746101      919    15600 SH       SOLE                                      15600
WEYERHAEUSER CO                COM              962166104     3629    56700 SH       SOLE                                      56700
YUM! BRANDS INC                COM              988498101      819    23800 SH       SOLE                                      23800